UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-06481
                                   ---------

                FRANKLIN MUNICIPAL SECURITIES TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 05/31
                         -----

Date of reporting period: 11/30/06
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                        NOVEMBER 30, 2006
--------------------------------------------------------------------------------

                                                    Franklin California
                                                    High Yield Municipal Fund

                                                    Franklin Tennessee
                                                    Municipal Bond Fund

--------------------------------------------------------------------------------
  SEMIANNUAL REPORT AND SHAREHOLDER LETTER        |        TAX-FREE INCOME
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                      FRANKLIN
             MUNICIPAL SECURITIES TRUST               Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:
Understanding Interest Rates ..............................................    4

SEMIANNUAL REPORT

Municipal Bond Market Overview ............................................    7

Franklin California High Yield Municipal Fund .............................    9

Franklin Tennessee Municipal Bond Fund ....................................   18

Financial Highlights and Statements of Investments ........................   25

Financial Statements ......................................................   48

Notes to Financial Statements .............................................   52

Shareholder Information ...................................................   61

--------------------------------------------------------------------------------
Semiannual Report

Municipal Bond Market Overview

For the six-month period ended November 30, 2006, the municipal bond market continued to face moderate inflation expectations, mixed economic releases, volatile oil prices, concerns about the dollar, and geopolitical instability. Municipal bonds underperformed U.S. Treasury bonds for the six-month period. The Lehman Brothers Municipal Bond Index returned +4.53%, while the Lehman Brothers U.S. Treasury Index returned +5.63%. 1

During the period, the Federal Reserve Board (Fed) raised the federal funds target rate from 5.00% to 5.25%. Since June, the Fed left the rate at 5.25%, citing moderate economic growth, a cooling housing market, and the lagging effect of prior tightening. The Fed stated that some inflation risk may remain and the extent and timing of any additional interest rate hikes will depend upon incoming data on inflation and economic growth.

With the economic and inflation outlook moderating, long-term interest rates trended lower during the reporting period. The municipal yield curve (the spread between short- and long-term interest rates) continued to flatten but remained steeper than the Treasury curve. According to Municipal Market Data, the 2-year municipal note yield declined 14 basis points (100 basis points equal one percentage point), the 10-year yield decreased 46 basis points and the 30-year yield fell 62 basis points during the period. 2 Consequently, long-maturity municipal bonds continued to perform comparatively well.

1. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

2.    Source: Thomson Financial.


                                                           Semiannual Report | 7

Motivated by a relatively low interest rate environment, along with expectations that rates might continue to rise, municipal bond issuers previously had been refunding higher yielding outstanding debt and accessed the debt market to finance capital needs. As a result of generally higher interest rates in 2006, refunding activity declined substantially. So far in 2006, overall supply has been about 14% lighter than the same period in 2005. 3 Demand for municipal bonds remained strong over the first half of the Fund's fiscal year as investors found municipal bonds' taxable equivalent yields attractive. Healthy demand came from a wide range of traditional buyers such as mutual funds, individuals, property and casualty companies, and also from nontraditional crossover participants. Crossover buyers typically invest in taxable securities; however, they will enter the municipal bond market when municipal valuations are attractive. This broad base of buyers and tight bond supply supported the municipal bond market.

3.    Source: THE BOND BUYER.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF NOVEMBER 30, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


8 | Semiannual Report

Franklin California
High Yield Municipal Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin California High Yield Municipal Fund seeks to provide a high level of income exempt from federal and California personal income taxes by investing at least 80% of its net assets in California municipal securities including higher-yielding, lower rated securities that pay interest free from such taxes. 1 Its secondary goal is capital appreciation.

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin California High Yield Municipal Fund
Based on Total Long-Term Investments as of 11/30/06**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ...........................................   18.3%
AA ............................................    2.7%
A .............................................    8.5%
BBB ...........................................    7.7%
Below Investment Grade ........................    3.6%
Not Rated by S&P ..............................   59.2%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                      MOODY'S      FITCH     INTERNAL
AAA or Aaa                      1.5%         --         7.5%
A                               0.1%         --         4.1%
BBB or Baa                      1.0%        1.1%       13.6%
Below Investment Grade           --          --        30.3%
------------------------------------------------------------
Total                           2.6%        1.1%       55.5%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin California High Yield Municipal Fund's AAA semiannual report, which covers the period ended November 30, 2006.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 29.


                                                           Semiannual Report | 9

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, increased from $10.31 on May 31, 2006, to $10.58 on November 30, 2006. The Fund's Class A shares paid dividends totaling 24.48 cents per share for the reporting period. 2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.38%, based on an annualization of the current 4.03 cent per share monthly dividend and the maximum offering price of $11.05 on November 30, 2006. An investor in the 2006 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 7.43% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

STATE UPDATE

During the six months under review, California's large and diverse economy continued to expand, powered by a wide variety of industries including trade, transportation, professional services, technology, education, health services and manufacturing. Private sector employment and personal incomes increased in most sectors, while construction lost jobs as residential homebuilding stagnated and the real estate market entered a downturn. As of November 2006, the state's unemployment rate was 4.6%, slightly above the 4.5% national average. 3 California is projected to add three million jobs, five million residents and two million households by 2015. 4 The demographic composition of the state's workforce is slated to change dramatically, with immigrants and their offspring accounting for much of the new workers over the next 20 years.

The state ended fiscal year 2006 with a positive general fund balance position. Despite a soft housing market, which could indicate weakness in what appears to be a healthy economy, the fiscal year 2007 budget proposal was further revised, largely in response to the strong growth in personal income tax receipts -- a trend that is expected to continue. The legislative approval process for the new budget was relatively smooth as there were no significant budget cuts, tax increases or deficit borrowing. In addition, the proposed

2. Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3.    Source: Bureau of Labor Statistics.

4.    Source: Center for Continuing Study of the California Economy, 11/14/06.


10 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2
Franklin California High Yield Municipal Fund

---------------------------------------------------------------------------------------------
                                                     DIVIDEND PER SHARE
                                -------------------------------------------------------------
MONTH                            CLASS A         CLASS B          CLASS C      ADVISOR CLASS*
---------------------------------------------------------------------------------------------
June                            4.08 cents      3.61 cents       3.61 cents                --
---------------------------------------------------------------------------------------------
July                            4.08 cents      3.61 cents       3.61 cents                --
---------------------------------------------------------------------------------------------
August                          4.08 cents      3.61 cents       3.61 cents                --
---------------------------------------------------------------------------------------------
September                       4.08 cents      3.62 cents       3.61 cents                --
---------------------------------------------------------------------------------------------
October                         4.08 cents      3.62 cents       3.61 cents                --
---------------------------------------------------------------------------------------------
November                        4.08 cents      3.62 cents       3.61 cents        0.78 cents
---------------------------------------------------------------------------------------------

*     Advisor Class shares were first offered on 11/15/06.

budget included a hefty spending increase for its Proposition 98 education programs that guarantees scaled minimum funding for K-12 schools. However, California has a history of uneven financial operations. The state's structural deficit, amounting to about $3 billion for fiscal year 2007, remained a significant challenge. 5

Overall debt levels rose rapidly, nearly doubling in the past four years to $1,505 per capita, but are expected to remain manageable despite the state's accelerating issuance of general obligation (GO) bonds. 5 Independent credit rating agency Standard & Poor's assigned California's GO bonds an A+ rating with a stable outlook. 6 The outlook reflected the state's economic improvement and solid near-term fund balances. The rating remained low compared to other states due to narrow reserves, heavy reliance on tax revenues from volatile sources, and the state's ongoing fiscal challenges, the most immediate of which is a stubborn structural budget gap despite several years of prosperous economic conditions.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

5. Source: Standard & Poor's, "Research: Summary: California; General Obligation," RATINGSDIRECT, 11/22/06.

6.    This does not indicate Standard & Poor's rating of the Fund.


                                                          Semiannual Report | 11

PORTFOLIO BREAKDOWN
Franklin California High Yield Municipal Fund
11/30/06

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Tax-Supported                                                             45.4%
--------------------------------------------------------------------------------
Prerefunded                                                               12.2%
--------------------------------------------------------------------------------
General Obligation                                                        11.1%
--------------------------------------------------------------------------------
Transportation                                                             7.7%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     7.6%
--------------------------------------------------------------------------------
Other Revenue                                                              7.0%
--------------------------------------------------------------------------------
Higher Education                                                           3.2%
--------------------------------------------------------------------------------
Utilities                                                                  3.1%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       1.9%
--------------------------------------------------------------------------------
Housing                                                                    0.8%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

MANAGER'S DISCUSSION

Our value-oriented philosophy of investing primarily for income, combined with a relatively steep municipal yield curve compared to Treasuries, favored longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Semiannual Report

Performance Summary as of 11/30/06

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FCAMX)                                        CHANGE            11/30/06         5/31/06
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.27              $10.58          $10.31
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.2448
----------------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBCAX)                                        CHANGE            11/30/06         5/31/06
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.27              $10.63          $10.36
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.2169
----------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FCAHX)                                        CHANGE            11/30/06         5/31/06
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.28              $10.63          $10.35
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.2166
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                                    CHANGE            11/30/06        11/15/06
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.05              $10.58          $10.53
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/15/06-11/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0078
----------------------------------------------------------------------------------------------------------


                                                          Semiannual Report | 13

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------------------------------------------
CLASS A                                            6-MONTH                      1-YEAR         5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                           +5.04%                      +7.57%        +35.73%          +79.58%
----------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                       +0.56%                      +2.98%         +5.38%           +5.57%
----------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 3                                             +1.79%         +5.60%           +5.57%
----------------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                           4.38%
----------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                        7.43%
----------------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                   3.84%
----------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                    6.51%
----------------------------------------------------------------------------------------------------------------------------
CLASS B                                            6-MONTH                      1-YEAR         5-YEAR     INCEPTION (2/1/00)
----------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                           +4.74%                      +6.96%        +32.02%          +57.95%
----------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                       +0.74%                      +2.96%         +5.39%           +6.92%
----------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 3                                             +1.70%         +5.61%           +6.81%
----------------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                           4.02%
----------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                        6.82%
----------------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                   3.45%
----------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                    5.85%
----------------------------------------------------------------------------------------------------------------------------
CLASS C                                            6-MONTH                      1-YEAR         5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                           +4.84%                      +7.06%        +32.17%          +70.51%
----------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                       +3.84%                      +6.06%         +5.74%           +5.48%
----------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 3                                             +4.70%         +5.93%           +5.47%
----------------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                           4.00%
----------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                        6.78%
----------------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                   3.46%
----------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                    5.87%
----------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 7                                    6-MONTH                      1-YEAR         5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                           +5.05%                      +7.58%        +35.74%          +79.59%
----------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                       +5.05%                      +7.58%         +6.30%           +6.03%
----------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 3                                             +6.21%         +6.50%           +6.03%
----------------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                           4.66%
----------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                        7.90%
----------------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                   4.13%
----------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                    7.01%
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. IN GENERAL, AN INVESTOR IS PAID A HIGHER YIELD TO ASSUME A GREATER DEGREE OF CREDIT RISK. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 11/30/06.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/06 for the maximum combined effective federal and California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/06.

7. Effective 11/15/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 11/15/06, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/14/06, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 11/15/06 (commencement of sales), the aggregate total return of Advisor Class shares was +0.66%.


                                                          Semiannual Report | 15

Your Fund's Expenses

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


16 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------------
                                                 BEGINNING ACCOUNT        ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                            VALUE 6/1/06           VALUE 11/30/06       PERIOD* 6/1/06-11/30/06
----------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                 $1,050.40                  $3.14
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                 $1,022.01                  $3.09
----------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                 $1,047.40                  $5.95
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                 $1,019.25                  $5.87
----------------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                 $1,048.40                  $5.96
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                 $1,019.25                  $5.87
----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
Actual (11/15/06 - 11/30/06)                           $1,000                 $1,006.60                  $0.21
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                 $1,022.51                  $2.59
----------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.61%; B: 1.16%; C: 1.16%; and Advisor Class: 0.51%), multiplied by the average account value over the period, multiplied by 183/365 for Classes A, B and C (Actual and Hypothetical) and Advisor Class (Hypothetical) to reflect the one-half year period. For actual Advisor Class expenses, the multiplier is 15/365 to reflect the number of days since inception.


                                                          Semiannual Report | 17

Franklin Tennessee Municipal Bond Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tennessee Municipal Bond Fund seeks to maximize income exempt from federal and Tennessee personal income taxes, consistent with prudent investment management and the preservation of capital, by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Tennessee Municipal Bond Fund
Based on Total Long-Term Investments as of 11/30/06**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ........................................   45.8%
AA .........................................   16.0%
A ..........................................    1.7%
BBB ........................................    5.3%
Not Rated by S&P ...........................   31.2%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS            MOODY'S

AAA or Aaa           24.8%
AA or Aa              6.1%
A                     0.3%
--------------------------
Total                31.2%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Tennessee Municipal Bond Fund's semiannual report for the period ended November 30, 2006.

PERFORMANCE SUMMARY

The Fund's Class A share price, as measured by net asset value, increased from $11.18 on May 31, 2006, to $11.39 on November 30, 2006. The

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 43.


18 | Semiannual Report

Fund's Class A shares paid dividends totaling 23.10 cents per share for the reporting period. 2 The Performance Summary beginning on page 21 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.83%. An investor in the 2006 maximum combined effective federal and Tennessee personal income tax bracket of 38.90% would need to earn a distribution rate of 6.27% from a taxable investment to match the Fund's Class A tax-free distribution rate.

STATE UPDATE

Tennessee's economy has continued to diversify in recent years, and economic growth has been incremental but positive. The state's stable overall economy includes a job base that closely mirrors the nation's, and from a peak of 1.6% in 2004 to 1.2% in 2006, job growth has remained steady. 3 Large employment gains in retail, services and health care more than offset manufacturing job losses.

The state has a recent history of structurally balanced budgets, which matched recurring revenues and expenditures. In addition, Tennessee's financial condition benefited from conservative revenue growth estimates, TennCare cost containment reforms and improved general fund revenue performance. Sales tax collections, which represent a significant portion of state tax revenues, averaged 6% annual growth from 2004-2006, with fiscal year 2007 sales tax collections expected to increase almost 5% and overall tax revenue growth conservatively projected at about 3%. 4 The state implemented enrollment reductions and benefit limitations for the TennCare health care reform program, which officials believe will curtail costs. Tennessee reached its goals of bringing state-funded TennCare expenditures to within 26% of total state tax revenues and ensuring program growth will occur at a measured pace. 3 The state increased its general fund reserve balance over the past several years. In addition, the expected balance for fiscal year 2007 is a record-high $497 million. 3

The state's debt levels historically have been low relative to other states. Tennessee ranked 45th among states for net tax-supported debt per capita and as a percent of personal income. State net tax-supported debt per capita was $234, compared with the 50-state median of $754. 4 Debt as a percentage

DIVIDEND DISTRIBUTIONS 2
Franklin Tennessee Municipal Bond Fund
Class A

-------------------------------------------------------------------------------
MONTH                                                        DIVIDEND PER SHARE
-------------------------------------------------------------------------------
June                                                                 3.85 cents
-------------------------------------------------------------------------------
July                                                                 3.85 cents
-------------------------------------------------------------------------------
August                                                               3.85 cents
-------------------------------------------------------------------------------
September                                                            3.85 cents
-------------------------------------------------------------------------------
October                                                              3.85 cents
-------------------------------------------------------------------------------
November                                                             3.85 cents
-------------------------------------------------------------------------------

2. Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Standard & Poor's, "Research: Summary: Tennessee; General Obligation," RATINGSDIRECT, 11/9/06.

4.    Source: Moody's Investors Service, "New Issue: Tennessee (State of),"
      11/10/06.


                                                          Semiannual Report | 19

PORTFOLIO BREAKDOWN
Franklin Tennessee Municipal Bond Fund
11/30/06

--------------------------------------------------------------------------------
                                                                    % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Utilities                                                                32.1%**
--------------------------------------------------------------------------------
Prerefunded                                                              24.4%
--------------------------------------------------------------------------------
General Obligation                                                       18.9%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    5.4%
--------------------------------------------------------------------------------
Other Revenue                                                             4.9%
--------------------------------------------------------------------------------
Higher Education                                                          4.3%
--------------------------------------------------------------------------------
Housing                                                                   4.2%
--------------------------------------------------------------------------------
Transportation                                                            3.2%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                      1.9%
--------------------------------------------------------------------------------
Tax-Supported                                                             0.7%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

** The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

of personal income was 0.8%, well below the 2.5% median for all states. 4 Independent credit rating agency Standard & Poor's assigned Tennessee's general obligation bonds a rating of AA+ with a stable outlook, while Moody's Investors Service's rating for the state was Aa2 with a positive outlook. 5 The ratings and outlooks reflected Tennessee's ongoing economic improvement and measures taken to strengthen its finances and return to long-term fiscal stability.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Our value-oriented philosophy of investing primarily for income, combined with a relatively steep municipal yield curve compared to Treasuries, favored longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.

5.    These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 | Semiannual Report

Performance Summary as of 11/30/06

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRTIX)                                        CHANGE            11/30/06         5/31/06
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.21              $11.39          $11.18
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                             $0.2310
----------------------------------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS INCLUDE THE MAXIMUM SALES CHARGE. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------
CLASS A                                          6-MONTH                  1-YEAR      5-YEAR    10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +3.96%                  +5.38%     +28.66%    +69.60%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     -0.49%                  +0.90%      +4.26%     +4.97%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                                       -0.17%      +4.49%     +4.97%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate 5                                       3.83%
-----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 6                    6.27%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 7                               3.14%
-----------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 6                                5.14%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 21

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. The Fund's manager agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 3.09%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the current 3.80 cent per share monthly dividend and the maximum offering price of $11.90 per share on 11/30/06.

6. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/06 for the maximum combined effective federal and Tennessee state personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.

7. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/06.


22 | Semiannual Report

Your Fund's Expenses

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                     VALUE 6/1/06        VALUE 11/30/06     PERIOD* 6/1/06-11/30/06
-----------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $1,039.60               $3.58
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,021.56               $3.55
-----------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


24 | Semiannual Report

Franklin Municipal Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                -----------------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                NOVEMBER 30, 2006                          YEAR ENDED MAY 31,
CLASS A                                             (UNAUDITED)          2006         2005          2004          2003         2002
                                                -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............  $    10.31     $    10.39     $   9.94      $  10.21      $   9.97     $   9.95
                                                    -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .........................        0.24           0.50         0.53          0.56          0.54         0.57

 Net realized and unrealized gains (losses) ......        0.27          (0.08)        0.47         (0.28)         0.25         0.02
                                                    -------------------------------------------------------------------------------
Total from investment operations .................        0.51           0.42         1.00          0.28          0.79         0.59
                                                    -------------------------------------------------------------------------------
Less distributions from net investment income ....       (0.24)         (0.50)       (0.55)        (0.55)        (0.55)       (0.57)
                                                    -------------------------------------------------------------------------------
Redemption fees ..................................          -- d           -- d         -- d          --            --           --
                                                    -------------------------------------------------------------------------------
Net asset value, end of period ...................  $    10.58     $    10.31     $  10.39      $   9.94      $  10.21     $   9.97
                                                    ===============================================================================

Total return c ...................................        5.04%          4.13%       10.26%         2.81%         8.15%        5.99%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................  $1,233,445     $1,067,011     $777,960      $548,292      $537,770     $503,337

Ratios to average net assets:

 Expenses before waiver and expenses
  by affiliates ..................................        0.61% e        0.62%        0.64%         0.65%         0.65%        0.65%

 Expenses net of waiver and payments
  by affiliates ..................................        0.61% e        0.62%        0.64%         0.65%         0.65%        0.61%

 Net investment income ...........................        4.64% e        4.80%        5.22%         5.61%         5.36%        5.66%

Portfolio turnover rate ..........................        3.17%         11.18%        5.43%         8.79%        10.13%       21.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Franklin Municipal Securities Trust

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                              -------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                              NOVEMBER 30, 2006                             YEAR ENDED MAY 31,
CLASS B                                           (UNAUDITED)           2006          2005          2004         2003          2002
                                              -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............   $ 10.36          $ 10.44       $  9.99       $ 10.25      $ 10.02       $  9.98
                                                    -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ........................      0.21             0.44          0.48          0.51         0.49          0.52

 Net realized and unrealized gains (losses) .....      0.28            (0.08)         0.46         (0.28)        0.24          0.03
                                                    -------------------------------------------------------------------------------
Total from investment operations ................      0.49             0.36          0.94          0.23         0.73          0.55
                                                    -------------------------------------------------------------------------------
Less distributions from net investment income ...     (0.22)           (0.44)        (0.49)        (0.49)       (0.50)        (0.51)
                                                    -------------------------------------------------------------------------------
Redemption fees .................................        -- d             -- d          -- d          --           --            --
                                                    -------------------------------------------------------------------------------
Net asset value, end of period ..................   $ 10.63          $ 10.36       $ 10.44       $  9.99      $ 10.25       $ 10.02
                                                    ===============================================================================

Total return c ..................................      4.74%            3.54%         9.61%         2.24%        7.52%         5.58%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............   $28,833          $29,980       $31,588       $28,197      $29,268       $23,029

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliates .................................      1.16% e          1.17%         1.19%         1.20%        1.20%         1.20%

 Expenses net of waiver and payments
  by affiliates .................................      1.16% e          1.17%         1.19%         1.20%        1.20%         1.16%

 Net investment income ..........................      4.09% e          4.25%         4.67%         5.06%        4.81%         5.13%

Portfolio turnover rate .........................      3.17%           11.18%         5.43%         8.79%       10.13%        21.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.


26 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                NOVEMBER 30, 2006                              YEAR ENDED MAY 31,
CLASS C                                            (UNAUDITED)           2006           2005          2004         2003        2002
                                                -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............. $  10.35         $  10.43       $   9.97       $ 10.24      $ 10.01     $  9.98
                                                    -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ..........................     0.21             0.44           0.48          0.51         0.48        0.52

 Net realized and unrealized gains (losses) .......     0.29            (0.08)          0.47         (0.29)        0.25        0.02
                                                    -------------------------------------------------------------------------------
Total from investment operations ..................     0.50             0.36           0.95          0.22         0.73        0.54
                                                    -------------------------------------------------------------------------------
Less distributions from net investment income .....    (0.22)           (0.44)         (0.49)        (0.49)       (0.50)      (0.51)
                                                    -------------------------------------------------------------------------------
Redemption fees ...................................       -- d             -- d           -- d          --           --          --
                                                    -------------------------------------------------------------------------------
Net asset value, end of period .................... $  10.63         $  10.35       $  10.43       $  9.97      $ 10.24     $ 10.01
                                                    ===============================================================================

Total return c ....................................     4.84%            3.54%          9.72%         2.24%        7.43%       5.49%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................. $237,383         $190,670       $120,521       $79,294      $77,748     $74,611

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliates ...................................     1.16% e          1.17%          1.19%         1.20%        1.20%       1.20%

 Expenses net of waiver and payments
  by affiliates ...................................     1.16% e          1.17%          1.19%         1.20%        1.20%       1.16%

 Net investment income ............................     4.09% e          4.25%          4.67%         5.06%        4.81%       5.12%

Portfolio turnover rate ...........................     3.17%           11.18%          5.43%         8.79%       10.13%      21.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 27

Franklin Municipal Securities Trust

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                             -------------------
                                                               SIX MONTHS ENDED
                                                             NOVEMBER 30, 2006 d
ADVISOR CLASS                                                    (UNAUDITED)
                                                             -------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........................     $10.53
                                                                    ------
Income from investment operations a:

 Net investment income b ......................................       0.02

 Net realized and unrealized gains (losses) ...................       0.05
                                                                    ------
Total from investment operations ..............................       0.07
                                                                    ------
Less distributions from net investment income .................      (0.02)
                                                                    ------
Redemption fees ...............................................         -- e
                                                                    ------
Net asset value, end of period ................................     $10.58
                                                                    ======

Total return c ................................................       0.66%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............................     $  140

Ratios to average net assets:

 Expenses before waiver and payments by affiliates ............       0.51% f

 Expenses net of waiver and payments by affiliates ............       0.51% f

 Net investment income ........................................       4.74% f

Portfolio turnover rate .......................................       3.17%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     For the period November 15, 2006 (effective date) to November 30, 2006.

e     Amount rounds to less than $0.01 per share.

f     Annualized.


28 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 91.4%
  MUNICIPAL BONDS 91.4%
  CALIFORNIA 88.6%
  ABAG 1915 Act Special Assessment, Windemere Ranch AD,
     1999-1, 6.20%, 9/02/20 ...................................................................      $  1,950,000      $  2,097,245
     1999-1, 6.30%, 9/02/25 ...................................................................         2,935,000         3,165,045
     Series 1, 7.30%, 9/02/17 .................................................................         9,865,000        10,439,340
     Series 1, 7.35%, 9/02/20 .................................................................         7,820,000         8,274,968
     Series 1, 7.45%, 9/02/30 .................................................................         4,815,000         5,103,900
  ABAG Finance Authority for Nonprofit Corps. COP, California Mortgage Insured, 6.15%,
   1/01/22 ....................................................................................         1,220,000         1,246,657
  ABAG Finance Authority for Nonprofit Corps. Revenue, Elder Care Alliance, California
   Mortgage Insured, 5.60%, 8/15/34 ...........................................................         4,260,000         4,642,548
  Adelanto Water Authority Revenue,
     Parity, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 .........         3,095,000         3,339,226
     Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
      9/01/28 .................................................................................         2,000,000         2,170,260
  Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16 ...................................         1,240,000         1,263,672
  Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
     6.70%, 8/01/12 ...........................................................................         3,400,000         3,480,852
     7.00%, 8/01/19 ...........................................................................         4,015,000         4,111,280
  American Canyon Financing Authority Infrastructure Revenue Special Assessment, American
   Canyon Road East,
     5.00%, 9/02/25 ...........................................................................         1,305,000         1,339,335
     5.00%, 9/02/30 ...........................................................................         2,020,000         2,065,208
     5.10%, 9/02/35 ...........................................................................         1,695,000         1,738,053
  Avenal PFAR,
     Pre-Refunded, 7.00%, 9/02/10 .............................................................           695,000           723,203
     Pre-Refunded, 7.25%, 9/02/27 .............................................................         3,665,000         3,836,485
     Refunding, 5.00%, 9/01/30 ................................................................         1,325,000         1,371,375
     Refunding, 5.00%, 9/01/36 ................................................................           710,000           727,629
  Beaumont Financing Authority Local Agency Revenue,
     Series B, 5.35%, 9/01/28 .................................................................         1,000,000         1,040,540
     Series B, 5.40%, 9/01/35 .................................................................         1,490,000         1,548,989
     Series C, 5.45%, 9/01/27 .................................................................         6,435,000         6,672,773
     Series C, 5.50%, 9/01/29 .................................................................           855,000           896,989
     Series C, 5.50%, 9/01/35 .................................................................         1,035,000         1,080,354
     Series C, 5.50%, 9/01/35 .................................................................         4,000,000         4,139,680
  Bell GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 .....................................         5,195,000         5,552,104
  Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/27 ...........................         3,940,000         4,258,588
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
     5.00%, 9/02/25 ...........................................................................         3,195,000         3,284,109
     5.125%, 9/02/30 ..........................................................................         4,400,000         4,509,912
     5.15%, 9/02/35 ...........................................................................         3,450,000         3,532,041
  Burbank Wastewater Treatment Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
   6/01/34 ....................................................................................         1,430,000         1,526,511
  California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ...........         9,575,000        10,541,883


                                                          Semiannual Report | 29

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California County Tobacco Securitization Agency Tobacco Settlement Revenue,
     Asset-Backed, Los Angeles County Security, zero cpn. to 12/01/10, 5.70% thereafter,
      6/01/46 ..................................................................................      $  5,000,000      $  4,249,600
     Refunding, 5.25%, 6/01/46 .................................................................         5,000,000         5,106,050
  California Educational Facilities Authority Revenue,
     California College of the Arts, Refunding, 5.00%, 6/01/30 .................................         1,800,000         1,873,224
     California College of the Arts, Refunding, 5.00%, 6/01/35 .................................         4,405,000         4,571,553
     Keck Graduate Institute, 6.75%, 6/01/30 ...................................................         2,500,000         2,729,900
     Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/30 ....................         2,000,000         2,151,960
     Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/33 ....................         7,345,000         7,886,106
     Pooled College and University, Series B, 6.625%, 6/01/20 ..................................         1,000,000         1,105,480
     Pooled College and University Projects, Series B, Pre-Refunded, 6.30%, 4/01/21 ............         1,000,000         1,028,640
  California Health Facilities Financing Authority Revenue,
     California-Nevada Methodist, 5.00%, 7/01/26 ...............................................         1,750,000         1,869,315
     California-Nevada Methodist, 5.00%, 7/01/36 ...............................................         2,075,000         2,202,986
     Kaiser Permanente, Series A, 5.00%, 4/01/37 ...............................................        18,460,000        19,413,828
     Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ..........................................         2,500,000         2,552,750
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .........................................         3,250,000         3,377,562
     Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 ...............           630,000           637,006
  California HFAR, Home Mortgage, Series K, 4.80%, 8/01/41 .....................................        10,000,000        10,140,000
  California State GO,
     5.00%, 2/01/33 ............................................................................        15,600,000        16,462,212
     FGIC Insured, 6.00%, 8/01/19 ..............................................................            30,000            30,116
     Refunding, AMBAC Insured, 5.00%, 3/01/34 ..................................................        10,000,000        10,659,300
     Various Purpose, MBIA Insured, 5.00%, 3/01/33 .............................................         2,025,000         2,165,819
  California State Public Works Board Lease Revenue,
     Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 ..........................         5,000,000         5,307,700
     University of California, Institute Project, Series C, AMBAC Insured, 5.00%, 4/01/30 ......         5,000,000         5,361,700
  California State University of Fresno Assn. Inc. Revenue, Senior Auxiliary Organization
   Event Center, Pre-Refunded, 6.00%, 7/01/22 ..................................................         3,500,000         3,962,525
  California Statewide CDA, COP,
     Catholic Healthcare West, 6.50%, 7/01/20 ..................................................         3,365,000         3,676,229
     Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ....................................         8,695,000         9,621,800
     International School of the Peninsula Project, Pre-Refunded, 7.50%, 11/01/29 ..............        10,255,000        11,318,854
     Windward School, 6.90%, 9/01/23 ...........................................................           990,000         1,013,651
a California Statewide CDA Lease Revenue, Special Facilities, United Airlines, Series A,
   5.70%, 10/01/33 .............................................................................         3,320,000         1,479,790
  California Statewide CDA Revenue,
     Bentley School, Refunding, 6.75%, 7/01/32 .................................................         8,250,000         8,981,197
     Elder Care Alliance, Series A, 8.00%, 11/15/22 ............................................         3,000,000         3,206,940
     Elder Care Alliance, Series A, 8.25%, 11/15/32 ............................................         4,000,000         4,285,800
     Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ...............................         9,865,000        11,516,894
     John F. Kennedy University, 6.75%, 10/01/33 ...............................................         5,000,000         5,413,050
     Kaiser Permanente, Series B, 5.00%, 3/01/41 ...............................................        25,000,000        26,185,000
     Monterey Institute International, 5.50%, 7/01/31 ..........................................         8,285,000         8,329,988
     Presidio Hill School, 6.875%, 8/01/32 .....................................................         6,195,000         6,631,438


30 | Semiannual Report

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA Revenue, (continued)
     Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ......................................      $  5,000,000      $  5,633,750
     Seven Hills School, 6.50%, 8/01/31 ........................................................         5,600,000         5,764,304
     Sonoma County Day School, 6.75%, 1/01/32 ..................................................         6,000,000         6,221,340
     Sutter Health, Refunding, Series A, 5.00%, 11/15/43 .......................................        21,500,000        22,574,570
     Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 .....................         5,000,000         5,843,000
     Turning Point, 6.50%, 11/01/31 ............................................................         6,130,000         6,484,253
  Camarillo PFA Wastewater Revenue, AMBAC Insured, 5.00%, 6/01/36 ..............................         2,960,000         3,177,294
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A,
   Pre-Refunded, 6.55%, 10/01/32 ...............................................................         5,300,000         5,828,092
  Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 ....................         1,120,000         1,152,323
  Castro Valley USD, GO, Election of 2005, FGIC Insured, 5.00%, 8/01/34 ........................         5,310,000         5,675,009
  Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02,
     5.00%, 9/02/30 ............................................................................         1,200,000         1,228,392
     5.05%, 9/02/35 ............................................................................         1,335,000         1,368,362
  Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
   AMBAC Insured, zero cpn.,
     8/01/44 ...................................................................................        32,750,000         5,148,300
     8/01/46 ...................................................................................        35,370,000         5,022,894
  Chino CFD Special Tax,
     No. 03-1, 5.875%, 9/01/33 .................................................................         1,250,000         1,328,413
     No. 03-3, Improvement Area 1, 5.70%, 9/01/29 ..............................................         1,215,000         1,294,668
     No. 03-3, Improvement Area 1, 5.75%, 9/01/34 ..............................................         1,420,000         1,510,000
  Chula Vista CFD Special Tax,
     No. 01-1, Improvement Area, San Miguel, Series B, 5.45%, 9/01/36 ..........................         2,175,000         2,239,815
     No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/30 .............................................         2,135,000         2,192,175
     No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/36 .............................................         3,705,000         3,789,807
  Chula Vista Special Tax, CFD No. 2000-1, Pre-Refunded, 6.60%, 9/01/30 ........................         1,500,000         1,606,455
  Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
     8/01/27 ...................................................................................         7,500,000         3,077,100
     8/01/28 ...................................................................................         5,000,000         1,960,650
  Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34 ......................         1,000,000         1,027,770
  Corona CFD Special Tax,
     No. 01-02, Improvement Nos. 1 and 2, 6.25%, 9/01/32 .......................................         1,890,000         1,955,564
     No. 03-2, Highlands, 5.15%, 9/01/34 .......................................................         2,810,000         2,861,226
b Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,
     9/01/26 ...................................................................................         1,760,000         1,785,626
     9/01/36 ...................................................................................         2,000,000         2,021,380
  Corona-Norco USD Special Tax,
     CFD No. 04-1, 5.00%, 9/01/24 ..............................................................         1,540,000         1,581,719
     CFD No. 04-1, 5.20%, 9/01/36 ..............................................................         2,000,000         2,061,140
     CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 ................................................         2,120,000         2,331,894
     Series A, 5.35%, 9/01/26 ..................................................................         1,005,000         1,035,954
     Series A, 5.40%, 9/01/36 ..................................................................         2,530,000         2,607,848
  Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
   9/02/33 .....................................................................................         5,655,000         5,850,211


                                                          Semiannual Report | 31

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 ..........................................     $  3,665,000      $  3,846,527
  Duarte RDA Tax Allocation,
     Capital Appreciation, Merged Redevelopment Project, zero cpn., 12/01/28 ....................       30,795,000         9,107,005
     Davis Addition Project Area, Refunding, 6.70%, 9/01/14 .....................................        2,215,000         2,304,774
     Davis Addition Project Area, Refunding, 6.90%, 9/01/18 .....................................        4,120,000         4,286,736
     Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ...........................          560,000           584,326
  El Dorado County Public Financing Revenue, Pre-Refunded, 6.375%, 2/15/25 ......................        1,885,000         1,914,010
  El Dorado County Special Tax,
     CFD No. 1992-1, 6.125%, 9/01/16 ............................................................        4,745,000         4,935,891
     CFD No. 2001-1, 5.35%, 9/01/35 .............................................................        1,900,000         1,957,304
     CFD No. 2005-1, 5.00%, 9/01/21 .............................................................        1,000,000         1,020,800
     CFD No. 2005-1, 5.15%, 9/01/25 .............................................................        2,075,000         2,130,818
     CFD No. 2005-1, 5.25%, 9/01/35 .............................................................        4,180,000         4,309,204
  El Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
     9/01/31 ....................................................................................        4,300,000         4,650,966
     9/01/36 ....................................................................................        3,855,000         4,159,969
  El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, zero cpn.,
   8/01/29 ......................................................................................        2,400,000           950,592
  Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded, 6.00%, 8/01/33 ..........        1,750,000         1,846,670
  Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ............        3,500,000         3,666,110
  Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 ......................        1,735,000         1,895,800
  Escondido Special Tax, CFD No. 01, Eureka,
     5.10%, 9/01/26 .............................................................................          700,000           712,859
     5.15%, 9/01/36 .............................................................................        1,400,000         1,425,662
  Fontana Special Tax,
     CFD No. 12, Pre-Refunded, 6.60%, 9/01/19 ...................................................        3,295,000         3,590,199
     CFD No. 12, Pre-Refunded, 6.625%, 9/01/30 ..................................................        7,675,000         8,367,592
     CFD No. 37, 5.00%, 9/01/30 .................................................................        1,000,000         1,015,490
  Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, zero cpn.,
     1/15/26 ....................................................................................       38,720,000        12,809,350
     1/15/30 ....................................................................................        4,000,000         1,053,280
     1/15/31 ....................................................................................       85,780,000        21,213,394
  Fremont USD Alameda County GO, Election of 2002, Series B, FSA Insured, 5.00%,
   8/01/27 ......................................................................................        5,665,000         6,123,072
  Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
     9/01/28 ....................................................................................        2,650,000         2,833,831
     9/01/34 ....................................................................................        2,795,000         2,979,274
  Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%,
   7/01/24 ......................................................................................        6,375,000         6,449,524
  Glendora USD, GO, Election of 2005, Series A, MBIA Insured,
     5.00%, 8/01/27 .............................................................................        1,350,000         1,469,597
     5.25%, 8/01/30 .............................................................................        2,725,000         3,025,431
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed,
     Series A-2, 7.90%, 6/01/42 .................................................................          750,000           921,008
     Series A-3, 7.875%, 6/01/42 ................................................................        6,400,000         7,850,176
     Series B, Pre-Refunded, 5.625%, 6/01/38 ....................................................       14,000,000        15,679,020


32 | Semiannual Report

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 ..........................................      $  3,645,000      $  3,805,380
  Hercules RDA Tax Allocation, Hercules Merged Project, Pre-Refunded, 6.40%, 9/01/21 ...........         5,000,000         5,467,550
  Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 .................         5,000,000         5,422,750
c Imperial County Special Tax, CFD No. 98-1,
     6.45%, 9/01/17 ............................................................................         1,970,000         2,010,503
     6.50%, 9/01/31 ............................................................................         5,705,000         5,824,463
  Indio 1915 Act GO,
     AD No. 99-1, 7.125%, 9/02/20 ..............................................................         2,075,000         2,241,581
     AD No. 2001-1, 6.50%, 9/02/26 .............................................................         4,405,000         4,748,414
  Indio CFD Special Tax,
     5.00%, 9/01/25 ............................................................................         4,000,000         4,117,000
     5.10%, 9/01/30 ............................................................................         1,275,000         1,314,487
     5.15%, 9/01/35 ............................................................................         1,275,000         1,317,305
     5.15%, 9/01/35 ............................................................................           725,000           749,121
  Irvine 1915 Act Special Assessment,
     AD No. 00-18, Group Five, 5.00%, 9/02/26 ..................................................         1,295,000         1,325,290
     AD No. 03-19, Group Three, 5.00%, 9/02/29 .................................................         1,120,000         1,142,971
     Limited Obligation Assessment 03-19, Group Four, 5.00%, 9/02/29 ...........................         1,500,000         1,533,570
  Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36 ...........................................         2,000,000         2,061,440
  Jurupa Community Services District Special Tax,
     CFD No. 7, Series A, 5.10%, 9/01/28 .......................................................         2,695,000         2,773,290
     CFD No. 7, Series A, 5.15%, 9/01/35 .......................................................         3,690,000         3,767,822
     CFD No. 11, Series A, 5.00%, 9/01/25 ......................................................         1,930,000         1,962,656
     CFD No. 11, Series A, 5.05%, 9/01/30 ......................................................         2,495,000         2,531,801
     CFD No. 11, Series A, 5.10%, 9/01/35 ......................................................         2,065,000         2,088,066
     CFD No. 12, Series A, 5.10%, 9/01/29 ......................................................         2,000,000         2,043,700
     CFD No. 12, Series A, 5.15%, 9/01/35 ......................................................         3,000,000         3,065,400
     CFD No. 17, Series A, 5.125%, 9/01/25 .....................................................         1,350,000         1,383,710
     CFD No. 17, Series A, 5.20%, 9/01/36 ......................................................         3,325,000         3,424,650
     CFD No. 18, Eastvale, Series A, 5.00%, 9/01/26 ............................................         1,295,000         1,317,792
     CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36 ............................................         2,400,000         2,433,096
     CFD No. 19, Eastvale, 5.00%, 9/01/27 ......................................................         1,500,000         1,524,300
     CFD No. 19, Eastvale, 5.00%, 9/01/36 ......................................................         1,500,000         1,518,345
  Lafayette RDA Tax Allocation, 5.75%, 8/01/32 .................................................         1,000,000         1,075,210
  Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
   7.00%, 9/02/30 ..............................................................................         8,445,000         9,198,632
  Lake Elsinore CFD No. 2006-2 Special Tax, Viscaya, Series A, 5.40%, 9/01/36 ..................         2,020,000         2,089,629
  Lake Elsinore Special Tax,
     CFD No. 2, Area A, Series A, 5.45%, 9/01/36 ...............................................         5,695,000         5,872,058
     CFD No. 3, Improvement Area 1, 5.10%, 9/01/22 .............................................           750,000           783,383
     CFD No. 3, Improvement Area 1, 5.15%, 9/01/25 .............................................           635,000           664,293
     CFD No. 3, Improvement Area 1, 5.25%, 9/01/30 .............................................         1,195,000         1,249,839
     CFD No. 3, Improvement Area 1, 5.25%, 9/01/35 .............................................         1,225,000         1,276,487
     CFD No. 2004-3, Series A, 5.20%, 9/01/26 ..................................................           915,000           931,845
     CFD No. 2004-3, Series A, 5.25%, 9/01/37 ..................................................         2,800,000         2,855,776


                                                          Semiannual Report | 33

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Lake Elsinore Special Tax, (continued)
     Improvements, CFD No. 2-A, 5.85%, 9/01/24 .................................................      $  1,035,000      $  1,108,682
     Improvements, CFD No. 2-A, 5.95%, 9/01/34 .................................................         2,200,000         2,355,958
     Lake Elsinore USD, CFD Special Tax, No. 2001-1, 6.30%, 9/01/33 ............................         3,000,000         3,272,460
     Lake Elsinore USD, CFD Special Tax, No. 2001-1, 6.30%, 9/01/33 ............................         1,470,000         1,578,030
  Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
   Refunding,
     5.40%, 2/01/29 ............................................................................           500,000           528,490
     5.60%, 2/01/34 ............................................................................         1,250,000         1,333,250
  Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
     6.50%, 9/01/24 ............................................................................         1,000,000         1,106,930
     5.25%, 9/01/28 ............................................................................         1,750,000         1,816,553
     5.30%, 9/01/35 ............................................................................         3,300,000         3,420,450
  Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 ......................         3,000,000         3,199,050
  Lincoln Special Tax, CFD No. 2003-1,
     5.90%, 9/01/24 ............................................................................         1,815,000         1,892,283
     5.95%, 9/01/28 ............................................................................         4,535,000         4,728,010
     6.00%, 9/01/34 ............................................................................         3,610,000         3,763,569
  Lodi USD, GO, Election of 2002, MBIA Insured, 5.00%, 8/01/29 .................................         3,010,000         3,237,345
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
   12/01/21 ....................................................................................         7,500,000         7,876,575
b Los Angeles County Public Works Financing Authority Lease Revenue, Master Project,
   Refunding, Series B, FGIC Insured, 5.00%, 9/01/33 ...........................................        13,170,000        14,133,122
c Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 ......................................           620,000           616,627
  Los Angeles USD, GO, Election of 2005, Series C, AMBAC Insured, 5.00%, 7/01/28 ...............         3,565,000         3,875,654
  Lynwood PFA Lease Revenue,
     6.25%, 9/01/22 ............................................................................         1,080,000         1,156,129
     6.30%, 9/01/29 ............................................................................         2,680,000         2,868,752
  Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 .............................         1,000,000         1,065,320
  Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ...............................         1,175,000         1,191,356
  Magnolia School District GO, Refunding, FGIC Insured, 5.00%, 8/01/31 .........................         2,555,000         2,753,805
  Menifee USD Special Tax, CFD No. 2002-2,
     6.05%, 9/01/26 ............................................................................         1,000,000         1,078,910
     6.10%, 9/01/34 ............................................................................         3,715,000         4,000,721
  Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36 ....................         2,400,000         2,467,392
  Modesto PFA Lease Revenue, John Thurman Field Renovation Project, 6.125%, 11/01/16 ...........         1,165,000         1,190,350
  Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
     5.25%, 9/01/26 ............................................................................         1,900,000         1,958,501
     5.30%, 9/01/38 ............................................................................         4,250,000         4,380,602
  Moreland School District GO, Election of 2002, Series D, FGIC Insured, zero cpn.,
     8/01/30 ...................................................................................         3,400,000           988,346
     8/01/31 ...................................................................................         2,000,000           548,240
     8/01/32 ...................................................................................         4,405,000         1,138,428
     8/01/34 ...................................................................................         4,405,000         1,057,244
     8/01/37 ...................................................................................         5,700,000         1,154,763


34 | Semiannual Report

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Moreno Valley USD, CFD Special Tax,
     No. 2004-6, 5.00%, 9/01/22 ..................................................................    $  2,105,000      $  2,154,236
     No. 2004-6, 5.10%, 9/01/28 ..................................................................       2,000,000         2,056,640
     No. 2004-6, 5.20%, 9/01/36 ..................................................................       5,000,000         5,152,650
   b No. 2005-2, 5.00%, 9/01/36 ..................................................................         815,000           824,967
  Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 .................................       4,100,000         4,439,931
  Murrieta CFD Special Tax,
     Blackmore Ranch, Series 2003-2, 6.10%, 9/01/34 ..............................................       2,000,000         2,132,900
     No. 2, The Oaks Improvement Area A, 5.90%, 9/01/27 ..........................................       2,000,000         2,126,040
     No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34 ..........................................       3,570,000         3,803,514
     No. 2, The Oaks Improvement Area B, 6.00%, 9/01/27 ..........................................       1,285,000         1,380,154
     No. 2, The Oaks Improvement Area B, 6.00%, 9/01/34 ..........................................       1,000,000         1,070,720
     No. 2, The Oaks Improvement Area B, 6.00%, 9/01/34 ..........................................       2,870,000         3,072,966
     No. 04-1, Bremerton, 5.625%, 9/01/34 ........................................................         700,000           734,706
  Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement Area, Series A, 6.20%,
   9/01/25 .......................................................................................       2,105,000         2,250,898
  Napa Valley USD, GO, Election of 2002, FGIC Insured, 5.00%,
     8/01/26 .....................................................................................       1,000,000         1,081,630
     8/01/29 .....................................................................................       4,100,000         4,425,294
  Norco Special Tax,
     CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30 .................................................       2,640,000         3,022,298
     CFD No. 2002-1, 6.50%, 3/01/33 ..............................................................       1,500,000         1,647,495
  North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31 ................................       4,300,000         4,491,995
  Oakland GO, Measure G, AMBAC Insured, 5.00%, 1/15/31 ...........................................       4,585,000         4,939,283
  Oakland RDA Tax Allocation, Broadway Project, Series C-TE, AMBAC Insured, 5.00%,
   9/01/36 .......................................................................................       4,945,000         5,274,535
  Oakland USD Alameda County GO, Election of 2000, MBIA Insured, 5.00%, 8/01/27 ..................       2,000,000         2,154,100
  Oceanside CFD Special Tax, No. 2001-1, Morro Hills Development, 5.50%, 9/01/34 .................       3,470,000         3,568,721
  Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 ....................       8,000,000         8,486,880
  Orange County 1915 Act Special Assessment, Limited Obligation, AD 01-1-GP1,
     5.00%, 9/02/28 ..............................................................................       3,000,000         3,050,790
     5.10%, 9/02/33 ..............................................................................       2,000,000         2,032,280
  Oxnard Financing Authority Wastewater Revenue, Headworks Project, AMBAC Insured,
   5.00%, 6/01/31 ................................................................................       2,705,000         2,910,201
  Oxnard Harbor District Revenue,
     Series A, 5.75%, 8/01/20 ....................................................................       1,110,000         1,180,352
     Series B, 6.00%, 8/01/24 ....................................................................       2,000,000         2,170,320
  Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35 .......................................       5,000,000         5,069,750
  Palm Desert Financing Authority Tax Allocation Revenue, MBIA Insured, 5.00%, 4/01/41 ...........       4,470,000         4,757,421
  Perris CFD Special Tax,
     CFD No. 05-2, Series A, 5.00%, 9/01/21 ......................................................       1,130,000         1,156,860
     CFD No. 05-2, Series A, 5.20%, 9/01/24 ......................................................       1,505,000         1,559,165
     CFD No. 05-2, Series A, 5.25%, 9/01/29 ......................................................       3,585,000         3,704,380
     CFD No. 05-2, Series A, 5.30%, 9/01/35 ......................................................       4,205,000         4,366,766
     CFD No. 2001-1, May Farms, Series A, 5.00%, 9/01/25 .........................................       1,415,000         1,457,606
     CFD No. 2001-1, May Farms, Series A, 5.10%, 9/01/30 .........................................         865,000           894,592


                                                          Semiannual Report | 35

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Perris CFD Special Tax, (continued)
     CFD No. 2001-1, May Farms, Series A, 5.15%, 9/01/35 .....................................      $  1,075,000        $  1,110,765
     CFD No. 2002-1, Series A, 6.375%, 9/01/23 ...............................................         1,475,000           1,628,887
     CFD No. 2002-1, Series A, 6.50%, 9/01/29 ................................................         2,045,000           2,270,175
     CFD No. 2002-1, Series A, 6.50%, 9/01/33 ................................................         2,120,000           2,346,946
     CFD No. 2004-3, Improvement Area No. 2, Series A, 5.30%, 9/01/35 ........................         1,390,000           1,459,597
     No. 2001-1, Improvement Area No. 5, Series A, 5.00%, 9/01/26 ............................           585,000             587,978
     No. 2001-1, Improvement Area No. 5, Series A, 5.00%, 9/01/37 ............................         1,600,000           1,610,080
  Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 ..................................         3,000,000           3,300,390
  Perris PFAR Tax Allocation,
     5.30%, 10/01/26 .........................................................................         2,000,000           2,059,180
     5.35%, 10/01/36 .........................................................................         4,010,000           4,126,049
  Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ..................         7,250,000           7,846,095
  Placentia-Yorba Linda USD, GO, Election of 2002, Series C, MBIA Insured, 5.00%,
   8/01/29 ...................................................................................         4,100,000           4,425,294
  Poway USD Special Tax,
     CFD, Area 6, Series B, 5.125%, 9/01/36 ..................................................         5,035,000           5,180,360
     CFD, Ranch 6-4S, 5.125%, 9/01/35 ........................................................         5,000,000           5,146,900
     CFD No. 14, Area A, 5.125%, 9/01/26 .....................................................         1,770,000           1,824,020
     CFD No. 14, Area A, 5.25%, 9/01/36 ......................................................         5,225,000           5,385,616
     CFD No. 14, Del Sur, 5.125%, 9/01/26 ....................................................         2,200,000           2,260,104
  Rancho Cordova CFD Special Tax, No. 2003-1, Sunridge Anatolia,
     5.25%, 9/01/25 ..........................................................................         2,235,000           2,292,641
     5.375%, 9/01/30 .........................................................................         1,650,000           1,694,468
     5.50%, 9/01/37 ..........................................................................         2,635,000           2,709,070
  Rancho Santiago Community College District GO, FSA Insured, 5.125%,
     9/01/28 .................................................................................         5,295,000           6,282,835
     9/01/29 .................................................................................         6,745,000           8,028,371
  Rancho Water District Special Tax, Community Facilities 99-1,
     Area A, Series A, Pre-Refunded, 6.70%, 9/01/30 ..........................................         2,100,000           2,232,762
     Area B, Series A, Pre-Refunded, 6.70%, 9/01/30 ..........................................         2,435,000           2,588,941
  Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/25 ............................         3,900,000           4,218,786
  Richmond 1915 Act Special Assessment, Limited Obligation, ID No. 99-01, Pre-Refunded,
   7.20%, 9/02/30 ............................................................................         7,870,000           8,434,122
  Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding, Series A,
   AMBAC Insured, 5.00%, 9/02/30 .............................................................         1,110,000           1,145,775
  Rio Elementary School District CFD Special Tax, No. 1, 5.20%, 9/01/35 ......................         5,000,000           5,117,900
  Riverside County CFD Special Tax,
     No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 ..............................         6,620,000           7,028,520
     No. 89-1, Mountain Cove, Pre-Refunded, 6.50%, 9/01/25 ...................................         3,390,000           3,715,779
  Riverside USD Special Tax,
     CFD No. 13, Improvement Area 1, 5.375%, 9/01/34 .........................................         2,320,000           2,390,737
     CFD No. 14, Series A, 5.40%, 9/01/26 ....................................................         1,010,000           1,041,027
     CFD No. 14, Series A, 5.45%, 9/01/35 ....................................................         2,060,000           2,123,221
     CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 ..........................................         2,970,000           3,062,397
     CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 ..........................................         2,390,000           2,464,735


36 | Semiannual Report

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Riverside USD Special Tax, (continued)
     CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 ............................................      $  2,000,000      $  2,062,480
     CFD No. 15, Series A, 5.15%, 9/01/25 ......................................................         1,730,000         1,783,249
     CFD No. 15, Series A, 5.25%, 9/01/30 ......................................................         1,230,000         1,267,896
     CFD No. 15, Series A, 5.25%, 9/01/35 ......................................................         1,500,000         1,546,095
     CFD No. 17, Aldea, 5.125%, 9/01/35 ........................................................         1,425,000         1,450,508
     CFD No. 18, 5.00%, 9/01/25 ................................................................           505,000           511,742
     CFD No. 18, 5.00%, 9/01/34 ................................................................         1,125,000         1,134,428
     CFD No. 22, 5.25%, 9/01/35 ................................................................         1,535,000         1,573,697
  Romoland School District Special Tax, CFD 1,
     Improvement Area 1, 5.45%, 9/01/38 ........................................................         3,215,000         3,313,250
     Improvement Area 2, 5.375%, 9/01/38 .......................................................         3,085,000         3,168,048
  Roseville Special Tax, CFD No. 1,
     Fiddyment Ranch, 5.00%, 9/01/17 ...........................................................         1,520,000         1,564,779
     Fiddyment Ranch, 5.00%, 9/01/19 ...........................................................         1,000,000         1,020,800
     Fiddyment Ranch, 5.125%, 9/01/21 ..........................................................         1,000,000         1,027,320
     Fiddyment Ranch, 5.00%, 9/01/24 ...........................................................         1,010,000         1,027,816
     Fiddyment Ranch, 5.00%, 9/01/25 ...........................................................         1,020,000         1,036,534
     Fiddyment Ranch, 5.125%, 9/01/26 ..........................................................         5,000,000         5,113,150
     Fiddyment Ranch, 5.25%, 9/01/36 ...........................................................         8,000,000         8,206,720
     Highland, Pre-Refunded, 6.30%, 9/01/25 ....................................................         8,610,000         9,392,821
     Longmeadow, 5.00%, 9/01/36 ................................................................         2,370,000         2,400,170
     Stone Point, 6.375%, 9/01/24 ..............................................................         1,750,000         1,928,098
     Stone Point, 6.375%, 9/01/28 ..............................................................         2,500,000         2,746,825
     Stoneridge, 6.20%, 9/01/21 ................................................................         1,250,000         1,347,675
     Stoneridge, 6.30%, 9/01/31 ................................................................         1,500,000         1,618,185
     WestPark, 5.15%, 9/01/30 ..................................................................         5,500,000         5,639,645
     WestPark, 5.20%, 9/01/36 ..................................................................         4,500,000         4,617,225
     Woodcreek West, Pre-Refunded, 6.70%, 9/01/25 ..............................................         3,000,000         3,303,840
  Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
     5.20%, 9/01/26 ............................................................................         1,000,000         1,030,500
     5.25%, 9/01/37 ............................................................................         1,600,000         1,648,752
  Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
   County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 .................................         7,000,000         7,499,310
  Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 ..........................         1,575,000         1,617,226
  Sacramento Special Tax, North Natomas Community Facilities 97-01, Refunding,
     5.00%, 9/01/29 ............................................................................         1,190,000         1,216,727
     5.10%, 9/01/35 ............................................................................         1,525,000         1,562,088
  San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 ................................         4,030,000         4,306,780
  San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn.,
     9/01/10 ...................................................................................         2,750,000         2,340,443
     9/01/15 ...................................................................................         6,810,000         4,576,592
     9/01/16 ...................................................................................         1,500,000           950,490
     9/01/19 ...................................................................................         1,800,000           936,468
     9/01/20 ...................................................................................         1,800,000           871,956
     9/01/21 ...................................................................................         1,800,000           813,528


                                                          Semiannual Report | 37

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn., (continued)
     9/01/22 ...................................................................................      $  1,900,000      $    795,891
     9/01/23 ...................................................................................         1,900,000           743,831
     9/01/24 ...................................................................................         1,900,000           694,355
     9/01/25 ...................................................................................         1,900,000           649,078
     9/01/26 ...................................................................................         1,900,000           607,525
     9/01/27 ...................................................................................         1,900,000           569,848
     9/01/28 ...................................................................................         1,900,000           535,059
  San Francisco City and County Airports Commission International Airport Revenue, Issue 32G,
   Refunding, Second Series, FGIC Insured, 5.00%, 5/01/26 ......................................         8,565,000         9,279,492
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
      1/15/16 ..................................................................................         4,500,000         4,585,095
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.70% thereafter,
      1/15/19 ..................................................................................         3,000,000         3,040,890
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
      1/15/21 ..................................................................................        24,750,000        25,049,475
     junior lien, ETM, zero cpn., 1/01/28 ......................................................        19,150,000         7,845,372
     Refunding, Series A, 5.50%, 1/15/28 .......................................................         3,320,000         3,344,734
     senior lien, 5.00%, 1/01/33 ...............................................................        12,500,000        12,500,500
  San Marcos PFA Special Tax Revenue, Series A,
     6.375%, 9/01/35 ...........................................................................         3,535,000         3,690,399
     5.65%, 9/01/36 ............................................................................         5,180,000         5,403,465
     Pre-Refunded, 6.45%, 9/01/34 ..............................................................         3,180,000         3,308,885
     San Marcos Public Facilities Authority Special Tax Revenue, Series A, 5.05%, 9/01/38 ......         3,250,000         3,270,215
  San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 .........         2,000,000         2,054,320
  San Mateo RDA Tax Allocation, Merged Area, Series A, Pre-Refunded, 5.50%, 8/01/22 ............         1,000,000         1,032,810
  Santa Rosa RDA Tax Allocation, Southwest Redevelopment Project, Series A, AMBAC Insured,
   5.00%, 8/01/25 ..............................................................................         1,250,000         1,343,475
  Saugus USD Special Tax, CFD No. 2005-1, 5.30%, 9/01/36 .......................................         2,000,000         2,061,460
  Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 .................         4,000,000         4,235,720
  Southern California Public Power Authority Transmission Project Revenue, Southern
   Transmission Project, 6.125%, 7/01/18 .......................................................            50,000            50,042
  Stockton 1915 Act Revenue, Limited Obligation, Mosher AD 02, 6.20%, 9/02/23 ..................         2,955,000         3,101,125
  Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD 02, 6.30%,
   9/02/33 .....................................................................................         3,390,000         3,557,534
  Stockton CFD Special Tax, No. 2001-1, Spanos Park West, Pre-Refunded, 6.25%,
   9/01/25 .....................................................................................         3,500,000         4,047,680
  Sunnyvale School District GO, Election of 2004, Series A, FSA Insured, 5.00%, 9/01/27 ........         2,745,000         2,968,745
  Temecula Valley USD, CFD Special Tax, No. 2005-1, 5.00%, 9/01/36 .............................         1,000,000         1,017,680
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
     Capital Appreciation, Asset-Backed, Series A-2, zero cpn. to 5/31/08, 5.40% thereafter,
      6/01/27 ..................................................................................         1,250,000         1,199,850
     Series A-1, 5.375%, 6/01/38 ...............................................................         5,000,000         5,226,850
     Series A-1, 5.50%, 6/01/45 ................................................................         2,000,000         2,108,060


38 | Semiannual Report

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                   PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
    Asset-Backed Bonds, Second Sub Series, zero cpn., 6/01/46 ..................................     $ 25,000,000     $    2,131,000
   Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC Insured, 5.00%,
    6/01/34 ....................................................................................        3,720,000          3,946,325
   Truckee-Donner PUD Special Tax, CFD No. 04-1,
      5.75%, 9/01/29 ...........................................................................        2,975,000          3,069,188
      5.80%, 9/01/35 ...........................................................................        4,630,000          4,776,539
   Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
      5.20%, 9/01/25 ...........................................................................        3,000,000          3,092,250
      5.25%, 9/01/30 ...........................................................................        5,050,000          5,204,631
      5.30%, 9/01/35 ...........................................................................        7,395,000          7,607,976
   Tustin USD School Facilities Improvement District GO, No. 2002-1, Election of 2002,
    Series B, AMBAC Insured, 5.00%, 6/01/31 ....................................................        3,605,000          3,908,036
   Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A,
      5.90%, 9/01/24 ...........................................................................        2,380,000          2,507,592
      6.00%, 9/01/34 ...........................................................................        2,000,000          2,109,540
   Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%,
      8/01/24 ..................................................................................        2,510,000          2,711,051
      8/01/25 ..................................................................................        1,000,000          1,078,580
      8/01/26 ..................................................................................        1,000,000          1,077,810
   Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 .....................        9,345,000          9,571,710
   Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31 .........        4,965,000          5,519,938
   Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District,
    Limited Obligation,
      5.00%, 9/02/25 ...........................................................................        1,060,000          1,087,942
      5.20%, 9/02/30 ...........................................................................        1,370,000          1,453,063
   Ventura USD, GO, Refunding, FSA Insured,
      5.125%, 8/01/28 ..........................................................................        1,180,000          1,306,767
      4.50%, 8/01/30 ...........................................................................        4,175,000          4,285,429
   West Sacramento Special Tax,
      CFD No. 10, Pre-Refunded, 6.75%, 9/01/26 .................................................        3,235,000          3,566,814
      CFD No. 16, Pre-Refunded, 5.90%, 9/01/23 .................................................        1,000,000          1,119,940
      CFD No. 20, 5.125%, 9/01/25 ..............................................................          500,000            516,135
      CFD No. 20, 5.30%, 9/01/35 ...............................................................        1,740,000          1,805,146
   Western Riverside County Water and Wastewater Finance Authority Revenue,
    Eastern Municipal Water District Improvement, Series A, 5.00%,
      9/01/30 ..................................................................................        1,925,000          2,025,331
      9/01/35 ..................................................................................        2,000,000          2,098,280
 b Westside USD, CFD Special Tax, No. 2005-3, 5.00%,
      9/01/26 ..................................................................................          700,000            702,618
      9/01/36 ..................................................................................        2,080,000          2,080,000
   William S. Hart UHSD Special Tax, CFD No. 2005-1, 5.30%, 9/01/36 ............................        2,500,000          2,576,825
   Woodland Special Tax, CFD No. 1,
      6.00%, 9/01/28 ...........................................................................        5,000,000          5,480,150
      6.25%, 9/01/34 ...........................................................................        6,750,000          7,478,662
                                                                                                                      --------------
                                                                                                                       1,329,041,921
                                                                                                                      --------------


                                                          Semiannual Report | 39

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                   PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 2.8%
  GUAM 0.2%
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
   3/15/28 ....................................................................................     $   1,790,000     $    1,999,806
                                                                                                                      --------------
  PUERTO RICO 2.6%
  Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 5.00%,
   7/01/35 ....................................................................................        10,000,000         10,616,800
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
   FGIC Insured, 5.00%,
     7/01/25 ..................................................................................        12,330,000         13,425,027
     7/01/26 ..................................................................................        13,940,000         15,189,721
                                                                                                                      --------------
                                                                                                                          39,231,548
                                                                                                                      --------------
  TOTAL U.S. TERRITORIES ......................................................................                           41,231,354
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,288,411,461) ...........................................                        1,370,273,275
                                                                                                                      --------------
  SHORT TERM INVESTMENTS 8.4%
  MUNICIPAL BONDS 8.4%
  CALIFORNIA 8.4%
d California Health Facilities Financing Authority Revenue, Sutter Health, Refunding, Series B,
   AMBAC Insured, Daily VRDN and Put, 3.47%, 7/01/12 ..........................................         3,000,000          3,000,000
d California Infrastructure and Economic Development Bank Insured Revenue, Rand Corp.,
   Series B, AMBAC Insured, Daily VRDN and Put, 3.47%, 4/01/42 ................................         5,200,000          5,200,000
d California PCFA, PCR, Exxon Mobil Project, Refunding, Daily VRDN and Put, 3.45%,
   4/01/17 ....................................................................................         1,600,000          1,600,000
d California State Department of Water Resources Power Supply Revenue,
     Refunding, Sub Series F-1, Daily VRDN and Put, 3.35%, 5/01/19 ............................         2,100,000          2,100,000
     Refunding, Sub Series F-5, Weekly VRDN and Put, 3.68%, 5/01/22 ...........................         1,700,000          1,700,000
     Series B-3, Daily VRDN and Put, 3.52%, 5/01/22 ...........................................        10,000,000         10,000,000
     Series B-5, Daily VRDN and Put, 3.55%, 5/01/22 ...........................................         3,900,000          3,900,000
     Series B-6, Daily VRDN and Put, 3.35%, 5/01/22 ...........................................         1,500,000          1,500,000
     Series C-7, FSA Insured, Weekly VRDN and Put, 3.30%, 5/01/22 .............................         7,700,000          7,700,000
d California State Economic Recovery GO, Series C-1, Daily VRDN and Put, 3.68%,
   7/01/23 ....................................................................................         3,300,000          3,300,000
d California State Economic Recovery Revenue,
     Series C-2, Weekly VRDN and Put, 3.55%, 7/01/23 ..........................................         4,350,000          4,350,000
     Series C-3, Daily VRDN and Put, 3.55%, 7/01/23 ...........................................           200,000            200,000
     Series C-6, Daily VRDN and Put, 3.47%, 7/01/23 ...........................................         9,200,000          9,200,000
     Series C-8, Daily VRDN and Put, 3.52%, 7/01/23 ...........................................         5,775,000          5,775,000
     Series C-16, FSA Insured, Weekly VRDN and Put, 3.30%, 7/01/23 ............................         2,900,000          2,900,000
d California State GO,
     Kindergarten-University, Refunding, Series A-1, Daily VRDN and Put, 3.50%, 5/01/34 .......           800,000            800,000
     Kindergarten-University, Refunding, Series A-3, Daily VRDN and Put, 3.65%, 5/01/34 .......           700,000            700,000
     Kindergarten-University, Series A-5, Daily VRDN and Put, 3.47%, 5/01/34 ..................         1,100,000          1,100,000
     Kindergarten-University, Series B-3, Daily VRDN and Put, 3.35%, 5/01/34 ..................         5,900,000          5,900,000
     Series A-1, Daily VRDN and Put, 3.65%, 5/01/33 ...........................................         2,000,000          2,000,000
     Series A-2, Daily VRDN and Put, 3.47%, 5/01/33 ...........................................         4,400,000          4,400,000
     Series A-3, Daily VRDN and Put, 3.55%, 5/01/33 ...........................................         5,600,000          5,600,000


40 | Semiannual Report

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                 PRINCIPAL AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
d Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 3.33%, 10/15/29 ......................      $  3,000,000        $    3,000,000
d Irvine 1915 Act Revenue, AD No. 94-15, Daily VRDN and Put, 3.35%, 9/02/20 ................         1,100,000             1,100,000
d Irvine 1915 Act Special Assessment, AD No. 93-14, Daily VRDN and Put, 3.55%,
   9/02/25 .................................................................................           800,000               800,000
d Irvine Ranch Water District Revenue, ID No. 182, Series A, Daily VRDN and Put, 3.55%,
   11/15/13 ................................................................................           800,000               800,000
d Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
   Daily VRDN and Put, 3.35%, 7/01/35 ......................................................         1,400,000             1,400,000
d Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
   3.30%, 7/01/34 ..........................................................................         6,300,000             6,300,000
d Metropolitan Water District Southern California Waterworks Revenue,
     Refunding, Series B-1, Daily VRDN and Put, 3.35%, 7/01/35 .............................         7,700,000             7,700,000
     Refunding, Series B-3, Daily VRDN and Put, 3.55%, 7/01/35 .............................           100,000               100,000
     Series B, Weekly VRDN and Put, 3.27%, 7/01/27 .........................................         1,000,000             1,000,000
     Series C-1, Daily VRDN and Put, 3.68%, 7/01/36 ........................................         4,800,000             4,800,000
     Series C-2, Daily VRDN and Put, 3.47%, 7/01/36 ........................................         5,950,000             5,950,000
d Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Series B, Weekly VRDN and
   Put, 3.45%, 10/01/26 ....................................................................         4,800,000             4,800,000
d Orange County Housing Authority Apartment Development Revenue, Oasis Martinique,
   Refunding, Series I, FNMA Insured, Weekly VRDN and Put, 3.34%, 6/15/28 ..................         6,000,000             6,000,000
                                                                                                                      --------------
  TOTAL SHORT TERM INVESTMENTS (COST $126,675,000) .........................................                             126,675,000
                                                                                                                      --------------
  TOTAL INVESTMENTS (COST $1,415,086,461) 99.8% ............................................                           1,496,948,275
  OTHER ASSETS, LESS LIABILITIES 0.2% ......................................................                               2,853,644
                                                                                                                      --------------
  NET ASSETS 100.0% ........................................................................                          $1,499,801,919
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 47.

a     See Note 6 regarding defaulted securities.

b See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2006, the aggregate value of these securities was $8,451,593, representing 0.56% of net assets.

d Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 41

Franklin Municipal Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 NOVEMBER 30, 2006                          YEAR ENDED MAY 31,
CLASS A                                             (UNAUDITED)           2006          2005          2004         2003        2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............    $  11.18        $  11.48      $  11.04      $  11.59     $  10.95     $ 10.82
                                                      -----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .........................        0.23            0.47          0.48          0.49         0.50        0.52

 Net realized and unrealized gains (losses) ......        0.21           (0.30)         0.44         (0.55)        0.65        0.15
                                                      -----------------------------------------------------------------------------
Total from investment operations .................        0.44            0.17          0.92         (0.06)        1.15        0.67
                                                      -----------------------------------------------------------------------------
Less distributions from net investment income ....       (0.23)          (0.47)        (0.48)        (0.49)       (0.51)      (0.54)
                                                      -----------------------------------------------------------------------------
Redemption fees ..................................          -- d            -- d          -- d          --           --          --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ...................    $  11.39        $  11.18      $  11.48      $  11.04     $  11.59     $ 10.95
                                                      =============================================================================

Total return c ...................................        3.96%           1.54%         8.50%        (0.56)%      10.64%       6.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................    $160,910        $146,005      $121,645      $111,223     $115,514     $99,208

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliates ..................................        0.75% e         0.77%         0.79%         0.79%        0.80%       0.80%

 Expenses net of waiver and payments
  by affiliates ..................................        0.70% e         0.70%         0.70%         0.60%        0.60%       0.56%

 Net investment income ...........................        4.07% e         4.15%         4.24%         4.34%        4.49%       4.76%

Portfolio turnover rate ..........................        6.24%           2.47%         8.36%        13.01%        8.24%      22.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.


42 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.8%
  MUNICIPAL BONDS 96.8%
  TENNESSEE 86.6%
  Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 ................................     $  1,075,000     $  1,160,968
  Chattanooga GO, 5.00%, 3/01/22 .................................................................        2,215,000        2,288,870
  Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
   2/01/22 .......................................................................................        2,000,000        2,091,360
  Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 ....................        3,000,000        3,124,800
  Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured,
     5.30%, 5/01/28 ..............................................................................        1,830,000        1,876,756
     Pre-Refunded, 5.30%, 5/01/28 ................................................................        1,170,000        1,198,922
  Franklin County Health and Educational Facilities Board Revenue, University South Project,
   AMBAC Insured, 5.00%, 9/01/24 .................................................................        2,000,000        2,155,340
  Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 ...........................        1,000,000        1,082,010
  Franklin Special School District GO, 5.00%, 6/01/22 ............................................        1,455,000        1,562,932
  Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 ............................        1,000,000        1,083,240
  Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
     FGIC Insured, 5.00%, 4/01/31 ................................................................        1,000,000        1,090,020
     Refunding and Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 ...........................        2,500,000        2,653,725
  Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities
   Improvement, MBIA Insured, 5.00%,
     9/01/29 .....................................................................................        1,000,000        1,071,430
     9/01/34 .....................................................................................        2,310,000        2,467,057
  Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 .....................................        2,000,000        2,009,220
  Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ....................................          100,000          100,079
  Johnson City Health and Educational Facilities Board Hospital Revenue,
     first mortgage, Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%,
      7/01/21 ....................................................................................        2,970,000        3,213,243
     Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ..................................        3,000,000        3,104,340
  Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
   Series A, GNMA Secured, 5.90%, 6/20/37 ........................................................        1,390,000        1,435,161
  Knox County First Utility District Water and Sewer Revenue,
     MBIA Insured, 5.00%, 12/01/24 ...............................................................        1,790,000        1,953,158
     MBIA Insured, 5.00%, 12/01/25 ...............................................................        1,000,000        1,090,280
     Refunding and Improvement, Refunding, Series A, MBIA Insured, 5.625%, 12/01/19 ..............          555,000          571,561
     Refunding and Improvement, Series A, MBIA Insured, Pre-Refunded, 5.625%,
      12/01/19 ...................................................................................          445,000          458,497
  Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
   Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ................................        1,250,000        1,412,288
  Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%,
   3/01/28 .......................................................................................          250,000          252,930
  Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21 ....................        2,340,000        2,461,774
  Knoxville Waste Water System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
   4/01/37 .......................................................................................        3,620,000        3,884,513
  Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30 .............        2,370,000        2,548,603
  Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ......................        1,000,000        1,049,010
  Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 ............        2,500,000        2,767,575


                                                          Semiannual Report | 43

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
   6/01/21 .......................................................................................     $  2,000,000     $  2,102,400
  Memphis GO, Pre-Refunded, 5.00%, 4/01/17 .......................................................        2,000,000        2,056,660
  Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
   3/01/24 .......................................................................................        4,780,000        5,071,962
  Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A,
   AMBAC Insured, 5.25%, 11/01/23 ................................................................        7,145,000        7,727,460
  Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
     5.20%, 5/15/23 ..............................................................................          800,000          835,240
     AMBAC Insured, 5.00%, 5/15/25 ...............................................................        5,000,000        5,335,650
  Metropolitan Government of Nashville and Davidson County GO,
     Refunding, 5.125%, 5/15/25 ..................................................................        2,600,000        2,667,132
     Refunding, Series B, 5.00%, 8/01/25 .........................................................        5,000,000        5,430,350
     Series C, 5.00%, 2/01/25 ....................................................................        3,000,000        3,228,480
  Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
   Board Revenue,
     Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 ............        2,500,000        2,680,725
     Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 ........................          500,000          506,225
  Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
   Refunding, 5.50%, 1/01/16 .....................................................................          620,000          620,360
  Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
   Clarksville Regional Health System, Improvement, Pre-Refunded, 5.375%,
     1/01/18 .....................................................................................          175,000          179,954
     1/01/28 .....................................................................................        4,270,000        4,390,884
  Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ...................          750,000          788,678
  Rutherford County Consolidated Utility District Waterworks Revenue,
     FSA Insured, 5.00%, 2/01/36 .................................................................        3,060,000        3,302,260
     Refunding, MBIA Insured, 5.00%, 2/01/27 .....................................................        1,000,000        1,084,540
  Shelby County GO, Public Improvement and School, Refunding, Series B, 5.00%, 6/01/24 ...........        2,000,000        2,072,840
  Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria Assisted
   Living Project, Series A, 5.50%, 12/01/31 .....................................................        2,010,000        2,104,631
  South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 .........        1,750,000        1,800,872
  Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 ........................          350,000          358,257
  Tennessee HDA Revenue,
     Homeownership, Series 3C, 6.00%, 1/01/20 ....................................................          330,000          340,181
     Homeownership Program, 5.375%, 7/01/23 ......................................................          430,000          440,703
     Homeownership Program, Issue 4A, 6.375%, 7/01/22 ............................................           35,000           35,691
     Homeownership Program 2006-3, 4.90%, 7/01/37 ................................................        5,000,000        5,087,800
  Tennessee State School Bond Authority Revenue, Higher Education Facilities, Second Program,
   Refunding, Series A, MBIA Insured, 5.00%,
     5/01/26 .....................................................................................        1,250,000        1,346,763
     5/01/30 .....................................................................................        3,000,000        3,234,480
  West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%, 6/01/29 ....................        1,055,000        1,102,011


44 | Semiannual Report

Franklin Municipal Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                         PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE (CONTINUED)
    West Wilson Utility District Waterworks Revenue,
       AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 .............................................     $  3,780,000     $  4,049,325
       Improvement, MBIA Insured, 5.00%, 6/01/26 ...............................................        1,805,000        1,931,657
       Refunding, AMBAC Insured, 5.25%, 6/01/23 ................................................          720,000          765,763
       Refunding, MBIA Insured, 4.75%, 6/01/23 .................................................        1,805,000        1,910,953
    White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
       FSA Insured, Pre-Refunded, 5.125%, 1/01/26 ..............................................        1,100,000        1,166,407
       FSA Insured, Pre-Refunded, 6.00%, 1/01/26 ...............................................        1,000,000        1,071,890
       Refunding, FSA Insured, 5.125%, 1/01/26 .................................................        1,400,000        1,470,952
    White House Utility District Robertson and Sumner Counties Waterworks System Revenue,
     Series B, FGIC Insured, Pre-Refunded, 5.375%, 1/01/19 .....................................        1,000,000        1,001,170
    Williamson County GO, Public Improvement,
       Pre-Refunded, 5.375%, 3/01/19 ...........................................................        1,480,000        1,561,400
       Pre-Refunded, 5.00%, 4/01/20 ............................................................        2,000,000        2,136,420
       Refunding, 5.00%, 3/01/20 ...............................................................        2,000,000        2,185,940
    Wilson County COP, FSA Insured, 5.25%, 3/30/18 .............................................        1,000,000        1,039,180
                                                                                                                      ------------
                                                                                                                       139,443,908
                                                                                                                      ------------
    U.S. TERRITORIES 10.2%
    PUERTO RICO 9.5%
    Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
     5.00%, 7/01/32 ............................................................................        1,500,000        1,614,540
    Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
     5.00%, 7/01/25 ............................................................................        5,000,000        5,404,900
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
      MBIA Insured, 6.25%, 7/01/24 .............................................................          200,000          200,368
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ........        5,000,000        5,396,700
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ....................................................          655,000          697,549
       Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................        1,845,000        2,010,902
                                                                                                                      ------------
                                                                                                                        15,324,959
                                                                                                                      ------------
    VIRGIN ISLANDS 0.7%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ....        1,000,000        1,037,140
                                                                                                                      ------------
    TOTAL U.S. TERRITORIES .....................................................................                        16,362,099
                                                                                                                      ------------
    TOTAL LONG TERM INVESTMENTS (COST $147,946,966) ............................................                       155,806,007
                                                                                                                      ------------
    SHORT TERM INVESTMENTS 1.1%
    MUNICIPAL BONDS 1.1%
    TENNESSEE 1.1%
  a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
     Put, 3.65%,
       1/01/33 .................................................................................          645,000          645,000
       11/01/35 ................................................................................          400,000          400,000


                                                          Semiannual Report | 45

Franklin Municipal Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                          PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   TENNESSEE (CONTINUED)
 a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 3.65%,
      4/01/32 ..................................................................................      $  300,000      $    300,000
      7/01/34 ..................................................................................         300,000           300,000
      2/01/36 ..................................................................................         100,000           100,000
                                                                                                                      ------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,745,000) ..............................................                         1,745,000
                                                                                                                      ------------
   TOTAL INVESTMENTS (COST $149,691,966) 97.9% .................................................                       157,551,007
   OTHER ASSETS, LESS LIABILITIES 2.1% .........................................................                         3,358,662
                                                                                                                      ------------
   NET ASSETS 100.0% ...........................................................................                      $160,909,669
                                                                                                                      ============

See Selected Portfolio Abbreviations on page 47.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


46 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CIFP     - Capital Improvement Financing Program
COP      - Certificate of Participation
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority Revenue
ID       - Improvement District
IDB      - Industrial Development Bond/Board
IDBR     - Industrial Development Board Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MFHR     - Multi-Family Housing Revenue
MFR      - Multi-Family Revenue
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RDA      - Redevelopment Agency/Authority
UHSD     - Unified/Union High School District
USD      - Unified/Union School District


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Municipal Securities Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2006 (unaudited)

                                                                                            ----------------------------------------
                                                                                            FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                                                 HIGH YIELD            MUNICIPAL
                                                                                               MUNICIPAL FUND          BOND FUND
                                                                                            ----------------------------------------
Assets:
 Investments in securities:
  Cost ...................................................................................    $ 1,415,086,461       $   149,691,966
                                                                                              =====================================
  Value ..................................................................................    $ 1,496,948,275       $   157,551,007
 Cash ....................................................................................          1,461,214                83,211
 Receivables:
  Capital shares sold ....................................................................          9,080,403             1,611,137
  Interest ...............................................................................         18,272,012             2,247,046
                                                                                              -------------------------------------
        Total assets .....................................................................      1,525,761,904           161,492,401
                                                                                              -------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ........................................................         21,517,756                    --
  Capital shares redeemed ................................................................          2,013,815               317,585
  Affiliates .............................................................................            833,535                88,029
  Distributions to shareholders ..........................................................          1,562,072               171,180
 Accrued expenses and other liabilities ..................................................             32,807                 5,938
                                                                                              -------------------------------------
        Total liabilities ................................................................         25,959,985               582,732
                                                                                              -------------------------------------
          Net assets, at value ...........................................................    $ 1,499,801,919       $   160,909,669
                                                                                              =====================================
Net assets consist of:
 Paid-in capital .........................................................................    $ 1,471,980,323       $   157,305,752
 Undistributed net investment income (distributions in excess of net investment income) ..            455,701               (93,683)
 Net unrealized appreciation (depreciation) ..............................................         81,861,814             7,859,041
 Accumulated net realized gain (loss) ....................................................        (54,495,919)           (4,161,441)
                                                                                              =====================================
          Net assets, at value ...........................................................    $ 1,499,801,919       $   160,909,669
                                                                                              =====================================


48 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2006 (unaudited)

                                                                                     -------------------------------------------
                                                                                     FRANKLIN CALIFORNIA      FRANKLIN TENNESSEE
                                                                                          HIGH YIELD               MUNICIPAL
                                                                                        MUNICIPAL FUND             BOND FUND
                                                                                     -------------------------------------------
CLASS A:
 Net assets, at value ............................................................      $1,233,445,152           $160,909,669
                                                                                        =====================================
 Shares outstanding ..............................................................         116,569,164             14,132,538
                                                                                        =====================================
 Net asset value per share a .....................................................      $        10.58           $      11.39
                                                                                        =====================================
 Maximum offering price per share (net asset value per share / 95.75%) ...........      $        11.05           $      11.90
                                                                                        =====================================
CLASS B:
 Net assets, at value ............................................................      $   28,833,270
                                                                                        ==============
 Shares outstanding ..............................................................           2,711,282
                                                                                        ==============
 Net asset value and maximum offering price per share a ..........................      $        10.63
                                                                                        ==============
CLASS C:
 Net assets, at value ............................................................      $  237,383,221
                                                                                        ==============
 Shares outstanding ..............................................................          22,340,613
                                                                                        ==============
 Net asset value and maximum offering price per share a ..........................      $        10.63
                                                                                        ==============
ADVISOR CLASS:
 Net assets, at value ............................................................      $      140,276
                                                                                        ==============
 Shares outstanding ..............................................................              13,260
                                                                                        ==============
 Net asset value and maximum offering price per share a ..........................      $        10.58
                                                                                        ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Funds.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Municipal Securities Trust

STATEMENTS OF OPERATIONS
for the six months ended November 30, 2006 (unaudited)

                                                                                                ------------------------------
                                                                                                   FRANKLIN         FRANKLIN
                                                                                                  CALIFORNIA        TENNESSEE
                                                                                                  HIGH YIELD        MUNICIPAL
                                                                                                MUNICIPAL FUND      BOND FUND
                                                                                                ------------------------------
Investment income:
 Interest .............................................................................           $36,228,531      $ 3,671,149
                                                                                                  ----------------------------
Expenses:
 Management fees (Note 3a) ............................................................             3,225,292          446,984
 Distribution fees: (Note 3c)
  Class A .............................................................................               569,513           76,897
  Class B .............................................................................                94,431               --
  Class C .............................................................................               684,229               --
 Transfer agent fees (Note 3e) ........................................................               186,417           23,746
 Custodian fees .......................................................................                 9,592            1,072
 Reports to shareholders ..............................................................                34,547            3,362
 Registration and filing fees .........................................................                23,231            3,133
 Professional fees ....................................................................                10,416            9,776
 Trustees' fees and expenses ..........................................................                17,515            2,280
 Other ................................................................................                42,951           10,464
                                                                                                  ----------------------------
        Total expenses ................................................................             4,898,134          577,714
        Expenses waived/paid by affiliates (Note 3f) ..................................                    --          (39,642)
                                                                                                  ----------------------------
          Net expenses ................................................................             4,898,134          538,072
                                                                                                  ----------------------------
           Net investment income ......................................................            31,330,397        3,133,077
                                                                                                  ----------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ............................................               187,106          (11,294)
 Net change in unrealized appreciation (depreciation) on investments ..................            36,357,744        2,811,344
                                                                                                  ----------------------------
Net realized and unrealized gain (loss) ...............................................            36,544,850        2,800,050
                                                                                                  ----------------------------
Net increase (decrease) in net assets resulting from operations .......................           $67,875,247      $ 5,933,127
                                                                                                  ============================


50 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                     ------------------------------------------------------------------------------
                                                               FRANKLIN CALIFORNIA                     FRANKLIN TENNESSEE
                                                            HIGH YIELD MUNICIPAL FUND                  MUNICIPAL BOND FUND
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     NOVEMBER 30, 2006       YEAR ENDED      NOVEMBER 30, 2006        YEAR ENDED
                                                        (UNAUDITED)         MAY 31, 2006         (UNAUDITED)         MAY 31, 2006
                                                     ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................     $    31,330,397      $    52,424,549      $     3,133,077      $     5,585,564
  Net realized gain (loss) from investments ....             187,106             (508,967)             (11,294)              52,369
  Net change in unrealized appreciation
    (depreciation) on investments ..............          36,357,744           (8,004,566)           2,811,344           (3,555,574)
                                                     ------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ..................          67,875,247           43,911,016            5,933,127            2,082,359
                                                     ------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income:
    Class A ....................................         (26,531,737)         (44,685,749)          (3,113,349)          (5,617,732)
    Class B ....................................            (605,551)          (1,322,154)                  --                   --
    Class C ....................................          (4,311,890)          (6,510,001)                  --                   --
    Advisor Class ..............................                (166)                  --                   --                   --
                                                     ------------------------------------------------------------------------------
 Total distributions to shareholders ...........         (31,449,344)         (52,517,904)          (3,113,349)          (5,617,732)
                                                     ------------------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ....................................         136,359,424          296,262,889           12,084,407           27,895,643
    Class B ....................................          (1,896,855)          (1,379,404)                  --                   --
    Class C ....................................          41,114,468           71,311,943                   --                   --
    Advisor Class ..............................             139,750                   --                   --                   --
                                                     ------------------------------------------------------------------------------
 Total capital share transactions ..............         175,716,787          366,195,428           12,084,407           27,895,643
                                                     ------------------------------------------------------------------------------
 Redemption fees ...............................              (2,517)               3,816                  118                    6
                                                     ------------------------------------------------------------------------------
       Net increase (decrease) in
         net assets ............................         212,140,173          357,592,356           14,904,303           24,360,276
Net assets:
 Beginning of period ...........................       1,287,661,746          930,069,390          146,005,366          121,645,090
                                                     ------------------------------------------------------------------------------
 End of period .................................     $ 1,499,801,919      $ 1,287,661,746      $   160,909,669      $   146,005,366
                                                     ==============================================================================
Undistributed net investment income
 (distributions in excess of net investment
 income) included in net assets:
  End of period ................................     $       455,701      $       574,648      $       (93,683)     $      (113,411)
                                                     ==============================================================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin Municipal Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Municipal Securities Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a non-diversified, open-end investment company, consisting of two funds (the Funds). The classes of shares offered within each of the Funds are indicated below. Effective November 15, 2006, the Franklin California High Yield Municipal Fund began offering a new class of shares, Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

------------------------------------------------------------------------------------------
CLASS A                                     CLASS A, CLASS B & CLASS C & ADVISOR CLASS
------------------------------------------------------------------------------------------
Franklin Tennessee Municipal Bond Fund      Franklin California High Yield Municipal Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


52 | Semiannual Report

Franklin Municipal Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. INCOME TAXES

No provision has been made for U.S. income taxes because each fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.


                                                          Semiannual Report | 53

Franklin Municipal Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                     -------------------------------------------------------------------------
                                                             FRANKLIN CALIFORNIA                     FRANKLIN TENNESSEE
                                                          HIGH YIELD MUNICIPAL FUND                  MUNICIPAL BOND FUND
                                                     -------------------------------------------------------------------------
                                                         SHARES               AMOUNT              SHARES             AMOUNT
                                                     -------------------------------------------------------------------------
CLASS A SHARES:
Six months ended November 30, 2006
 Shares sold ...............................           19,548,956         $ 203,731,520         1,730,925         $ 19,439,810
 Shares issued in reinvestment
  of distributions .........................            1,232,409            12,836,060           162,125            1,821,784
 Shares redeemed ...........................           (7,700,015)          (80,208,156)         (816,904)          (9,177,187)
                                                     -------------------------------------------------------------------------
 Net increase (decrease) ...................           13,081,350         $ 136,359,424         1,076,146         $ 12,084,407
                                                     =========================================================================
Year ended May 31, 2006
 Shares sold ...............................           39,825,537         $ 412,530,271         3,747,670         $ 42,420,481
 Shares issued in reinvestment
  of distributions .........................            2,024,541            20,970,629           270,571            3,061,825
 Shares redeemed ...........................          (13,254,025)         (137,238,011)       (1,558,450)         (17,586,663)
                                                     -------------------------------------------------------------------------
 Net increase (decrease) ...................           28,596,053         $ 296,262,889         2,459,791         $ 27,895,643
                                                     =========================================================================
CLASS B SHARES:
Six months ended November 30, 2006
 Shares sold ...............................               60,431         $     632,963
 Shares issued in reinvestment
  of distributions .........................               29,892               312,824
 Shares redeemed ...........................             (272,053)           (2,842,642)
                                                     ----------------------------------
 Net increase (decrease) ...................             (181,730)        $  (1,896,855)
                                                     ==================================
Year ended May 31, 2006
 Shares sold ...............................              121,424         $   1,265,577
 Shares issued in reinvestment
  of distributions .........................               63,697               663,312
 Shares redeemed ...........................             (317,819)           (3,308,293)
                                                     ----------------------------------
 Net increase (decrease) ...................             (132,698)        $  (1,379,404)
                                                     ==================================


54 | Semiannual Report

Franklin Municipal Securities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                             -------------------------------
                                                                    FRANKLIN CALIFORNIA
                                                                 HIGH YIELD MUNICIPAL FUND
                                                             -------------------------------
                                                               SHARES              AMOUNT
                                                             -------------------------------
CLASS C SHARES:
Six months ended November 30, 2006
 Shares sold .....................................            5,189,822         $ 54,340,618
 Shares issued in reinvestment
  of distributions ...............................              217,993            2,280,401
 Shares redeemed .................................           (1,483,829)         (15,506,551)
                                                             -------------------------------
 Net increase (decrease) .........................            3,923,986         $ 41,114,468
                                                             ===============================
Year ended May 31, 2006
 Shares sold .....................................            8,609,116         $ 89,498,866
 Shares issued in reinvestment
  of distributions ...............................              325,944            3,389,940
 Shares redeemed .................................           (2,076,150)         (21,576,863)
                                                             -------------------------------
 Net increase (decrease) .........................            6,858,910         $ 71,311,943
                                                             ===============================
ADVISOR CLASS SHARES:
Period ended November 30, 2006 a
 Shares sold .....................................               13,260         $    139,750
                                                             -------------------------------
 Net increase (decrease) .........................               13,260         $    139,750
                                                             ===============================

a     For the period November 15, 2006 (effective date) to November 30, 2006.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
-----------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent


                                                          Semiannual Report | 55

Franklin Municipal Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.625%          Up to and including $100 million
       0.500%          Over $100 million, up to and including $250 million
       0.450%          Over $250 million, up to and including $10 billion
       0.440%          Over $10 billion, up to and including $12.5 billion
       0.420%          Over $12.5 billion, up to and including $15 billion
       0.400%          Over $15 billion, up to and including $17.5 billion
       0.380%          Over $17.5 billion, up to and including $20 billion
       0.360%          In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the sale and distribution of each fund's shares up to a certain percentage per year of its average daily net assets as follows:

                            ------------------------------------------
                            FRANKLIN CALIFORNIA     FRANKLIN TENNESSEE
                                HIGH YIELD              MUNICIPAL
                              MUNICIPAL FUND            BOND FUND
                            ------------------------------------------
Class A .................           0.15%                  0.15%

Distributors has set the current rate at 0.10% per year for each of the Funds.

Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


56 | Semiannual Report

Franklin Municipal Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

Under the fund's compensation distribution plans, the fund pays Distributors for costs incurred in connection with the sale and distribution of the fund's shares up to a certain percentage per year of their average daily net assets of each class as follows:

                                                    -------------------
                                                    FRANKLIN CALIFORNIA
                                                         HIGH YIELD
                                                       MUNICIPAL FUND
                                                    -------------------
Class B .........................................           0.65%
Class C .........................................           0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                                        -----------------------------------------
                                                                        FRANKLIN CALIFORNIA    FRANKLIN TENNESSEE
                                                                             HIGH YIELD             MUNICIPAL
                                                                           MUNICIPAL FUND           BOND FUND
                                                                        -----------------------------------------
Sales charges retained net of commissions paid to unaffiliated
 broker/dealers ....................................................           $327,149              $60,432
Contingent deferred sales charges retained .........................           $ 79,606              $   285

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                                        -----------------------------------------
                                                                        FRANKLIN CALIFORNIA    FRANKLIN TENNESSEE
                                                                             HIGH YIELD             MUNICIPAL
                                                                           MUNICIPAL FUND           BOND FUND
                                                                        -----------------------------------------
Transfer agent fees ................................................           $113,462              $13,398

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

For the Franklin Tennessee Municipal Bond Fund, Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by Advisers are not subject to reimbursement by the fund subsequent to the fund's fiscal year end. Advisers may discontinue this waiver at any time.


                                                          Semiannual Report | 57

Franklin Municipal Securities Trust

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2006, the capital loss carryforwards were as follows:

                                                             -------------------------------------------
                                                             FRANKLIN CALIFORNIA      FRANKLIN TENNESSEE
                                                                 HIGH YIELD                MUNICIPAL
                                                               MUNICIPAL FUND              BOND FUND
                                                             -------------------------------------------
Capital loss carryforwards expiring in:
 2008 ............................................             $    7,867,595            $    491,071
 2009 ............................................                 31,858,136               1,676,320
 2010 ............................................                  4,003,471                 480,932
 2011 ............................................                         --                  95,080
 2012 ............................................                  7,294,061                 984,101
 2013 ............................................                  2,650,186                 422,643
                                                               --------------------------------------
                                                               $   53,673,449            $  4,150,147
                                                               ======================================

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At May 31, 2006, the Franklin California High Yield Municipal Fund deferred realized capital losses of $1,008,876.

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                             -------------------------------------------
                                                             FRANKLIN CALIFORNIA      FRANKLIN TENNESSEE
                                                                 HIGH YIELD                MUNICIPAL
                                                               MUNICIPAL FUND              BOND FUND
                                                             -------------------------------------------
Cost of investments ..............................             $1,413,591,603            $149,661,331
                                                               ======================================

Unrealized appreciation ..........................             $   84,709,571            $  7,889,676
Unrealized depreciation ..........................                 (1,352,899)                     --
                                                               --------------------------------------
Net unrealized appreciation (depreciation) .......             $   83,356,672            $  7,889,676
                                                               ======================================

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2006, were as follows:

                                                            --------------------------------------------
                                                            FRANKLIN CALIFORNIA       FRANKLIN TENNESSEE
                                                                 HIGH YIELD                MUNICIPAL
                                                               MUNICIPAL FUND              BOND FUND
                                                            --------------------------------------------
Purchases ........................................             $  183,943,907            $ 23,210,799
Sales ............................................             $   40,379,760            $  9,356,638


58 | Semiannual Report

Franklin Municipal Securities Trust

6. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin California High Yield Municipal Fund has 33.85% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Franklin California High Yield Municipal Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2006, the value of this security was $1,479,790, representing 0.10% of the fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

7. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.


                                                          Semiannual Report | 59

Franklin Municipal Securities Trust

8. REGULATORY MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


60 | Semiannual Report

Franklin Municipal Securities Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 61

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

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                           Michigan 7
Arizona                           Minnesota 7
California 8                      Missouri
Colorado                          New Jersey
Connecticut                       New York 8
Florida 8                         North Carolina
Georgia                           Ohio 7
Kentucky                          Oregon
Louisiana                         Pennsylvania
Maryland                          Tennessee
Massachusetts 7                   Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/06                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN MUNICIPAL
SECURITIES TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

MUN S2006 01/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    January 25, 2007